ORGANIZATION - Summary of obligations that are subject to potential compromise (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current portion of long term debt	$ 654,180	$ 253,485
CCAA proceedings
Trade and other payables.	505,736
Current portion of long term debt	530,700
Liabilities, Total	$ 1,036,436